Risk Management - Impact of Fluctuating Commodity Prices and Interest Rates on Company's Open Risk Management Positions (Details) $ in Millions	Dec. 31, 2025 CAD ($) $ / barrel $ / MWh $ / MMcf	Dec. 31, 2024 CAD ($) $ / MMcf $ / barrel $ / $ $ / MWh
Crude Oil Contracts | Commodity price risk
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | $ / barrel	10.00	10.00
Increase	$ 0	$ 0
Decrease	$ 0	$ 0
Crude Oil and Condensate Differential Price | Commodity price risk
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | $ / barrel	2.50	2.50
Increase	$ 1	$ 20
Decrease	$ (1)	$ (20)
WCS (Hardisty) Differential Price | Commodity price risk
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | $ / barrel	2.50	2.50
Increase	$ 13	$ (6)
Decrease	$ (13)	$ 6
Refined Products | Commodity price risk
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | $ / barrel	10	10.00
Increase	$ (4)	$ (3)
Decrease	$ 4	$ 3
Natural Gas Commodity Price | Commodity price risk
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | $ / MMcf	0.50	0.50
Increase	$ 0	$ 0
Decrease	$ 0	$ 0
Natural Gas Basis Price | Commodity price risk
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | $ / MMcf	0.50	0.25
Increase	$ 0	$ 1
Decrease	$ 0	$ (1)
Power Commodity Price | Commodity price risk
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | $ / MWh	10.00	10.00
Increase	$ 39	$ 46
Decrease	$ (39)	$ (46)
U.S. to Canadian Dollar Exchange Rate | Currency risk
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | $ / $		0.05
Increase		$ 24
Decrease		$ (28)